Investment Risks - AB DISCOVERY GROWTH FUND, INC.	Jun. 30, 2026
Sector Risk [Member]
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Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials or information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk [Member]
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Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign Non U S Risk [Member]
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Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Management Risk [Member]
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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Market Risks [Member]
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Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or global conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may be underperforming the market generally.

Risk Lose Money [Member]
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Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.